Certain Risk and Concentration (Foreign Currency Risk and Interest Rate Risk) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Jul. 31, 2013 contracts
Foreign exchange forward contracts [Member]
Derivative [Line Items]
Number of derivative financial instruments agreements entered into	2
Notional amount of agreements	$ 20,000
Interest swap contract [Member]
Derivative [Line Items]
Number of derivative financial instruments agreements entered into	1
Notional amount of agreements	20,000
Amount of loan related to interest swap contract	$ 20,000